Finance lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	£ 720	£ 1,074
Unearned finance income	(89)	(119)
Present value	631	955
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	132	238
Unearned finance income	(22)	(27)
Present value	110	211
2026
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	113	231
Unearned finance income	(15)	(24)
Present value	98	207
2027
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	97	113
Unearned finance income	(13)	(15)
Present value	84	98
2028
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	80	116
Unearned finance income	(11)	(13)
Present value	69	103
2029
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	57	65
Unearned finance income	(10)	(12)
Present value	47	53
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	347	525
Unearned finance income	(49)	(64)
Present value	298	461
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	241	311
Unearned finance income	(18)	(28)
Present value	£ 223	£ 283